COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

11. COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

The Company is not currently party to any legal proceedings, the adverse outcome of which, in the Company’s management’s opinion, individually or in the aggregate, would have a material adverse effect on the Company’s results of operations or financial position.

Lease Commitments

The Company has entered into operating lease agreements for its office locations in California, Virginia and Pennsylvania which expire at various times through September 30, 2020. Minimum future lease payments under these leases are as follows:

	Payments due by period
Contractual Obligations	Total	2019	2020
Operating Lease Obligations	$177,300	$129,800	$47,500
Total	$177,300	$129,800	$47,500

11. COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

The Company is not currently party to any legal proceedings, the adverse outcome of which, in the Company's management's opinion, individually or in the aggregate, would have a material adverse effect on the Company's results of operations or financial position.

Lease Commitments

The Company is a party to four leases, three are for office space located in Mission Viejo and Laguna Hills, California which house the corporate headquarters and neurometric business. The total lease payments per month are $10,666. The two leases for office space located in Mission Viejo and Laguna Hills have been renewed through February 28, 2020 and the total lease payments per month will be $8,411 beginning February 1, 2019. As of November 30, 2018, the third lease for a small annex office in Laguna Hills has been terminated.

The Company has one three-year lease for office space in Tysons, Virginia. As of June 1, 2018, the Company has sublet the premises under the Tyson, Virginia office space lease. The master lease period expires on September 30, 2020. The rent through September 30, 2018 was prorated at $2,508 per month; for the subsequent 12 months the rent is prorated at $2,576 per month; and for the remaining twelve months the rent will be prorated at $2,647 per month. The subtenant is paying approximately seventy seven percent of the master lease payment for the fourteen months ending on September 30, 2019 and has an option to renew for the final lease year.

Arcadian Services' business has office space located in Fort Washington, PA. The lease period expires on February 28, 2020. The rent is currently $3,312 per month and will increase to $3,410 per month on March 1, 2019 for the remainder of the lease.

	Payments due by fiscal year
Contractual Obligations	2019	2020	Total
Operating Lease Obligations	$114,000	$48,800	$162,800
Total	$114,000	$48,800	$162,800